Financial instruments by category (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Borrowings [Member]
Statement [Line Items]
Subtotal financial Liabilities	$ 2,022,787	$ 1,793,696
Non-financial liabilities	0	0
Financial liabilities at amortized cost (i)	2,022,787	1,793,696
Total	2,022,787	1,793,696
Financial liabilities at fair value through profit or loss	0	0
Trade And Other Payables [Member]
Statement [Line Items]
Subtotal financial Liabilities	379,091	339,065
Non-financial liabilities	198,108	205,669
Financial liabilities at amortized cost (i)	379,091	339,065
Total	577,199	544,734
Financial liabilities at fair value through profit or loss	0	0
Total liabilities [Member]
Statement [Line Items]
Subtotal financial Liabilities	2,571,477	2,303,509
Non-financial liabilities	198,108	205,669
Total	2,769,585	2,509,178
Financial liabilities at amortized cost (i)	2,563,030	2,293,427
Financial liabilities at fair value through profit or loss	8,447	10,082
Lease liabilities [Member]
Statement [Line Items]
Subtotal financial Liabilities	161,152	160,666
Non-financial liabilities	0	0
Financial liabilities at amortized cost (i)	161,152	160,666
Total	161,152	160,666
Financial liabilities at fair value through profit or loss	0	0
Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	43,534	20,943
Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	648
Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	743,808	470,687
Derivative Financial Instruments [Member] | Commodities Futures Contracts [Member]
Statement [Line Items]
Subtotal financial Liabilities	1,636	3,494
Non-financial liabilities	0	0
Financial liabilities at amortized cost (i)	0	0
Total	1,636	3,494
Financial liabilities at fair value through profit or loss	1,636	3,494
Derivative Financial Instruments [Member] | Other [Member]
Statement [Line Items]
Subtotal financial Liabilities	357
Non-financial liabilities	0
Financial liabilities at amortized cost (i)	0
Total	357
Financial liabilities at fair value through profit or loss	357
Bond futures [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0
Subtotal financial assets	17
Non-financial assets	0
Total	17
Bond futures [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Bond futures [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	17
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	5,576	7,504
Subtotal financial assets	48,853	34,288
Non-financial assets	0	0
Total	48,853	34,288
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	37,561	18,390
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	648	0
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	5,068	8,394
Commodities Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	691	1,600
Non-financial assets	0	0
Total	691	1,600
Commodities Options Contracts [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Commodities Options Contracts [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Commodities Options Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	691	1,600
Commodities Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial Liabilities	510	3
Non-financial liabilities	0	0
Financial liabilities at amortized cost (i)	0	0
Total	510	3
Financial liabilities at fair value through profit or loss	510	3
Commodities Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	3,135	2,559
Non-financial assets	0	0
Total	3,135	2,559
Commodities Future Contracts [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Commodities Future Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	3,135	2,559
Foreign Currency Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	2,943	5,512
Non-financial assets	0	0
Total	2,943	5,512
Foreign Currency Options Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	2,943	5,512
Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial Liabilities	112	216
Non-financial liabilities	0	0
Total	112	216
Financial liabilities at amortized cost (i)	0	0
Financial liabilities at fair value through profit or loss	112	216
Swaps [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	5,973	2,553
Non-financial assets	0	0
Total	5,973	2,553
Swaps [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	5,973	2,553
Swaps [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial Liabilities	5,533	5,830
Non-financial liabilities	0	0
Financial liabilities at amortized cost (i)	0	0
Total	5,533	5,830
Financial liabilities at fair value through profit or loss	5,533	5,830
Other Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	50	129
Non-financial assets	0	0
Total	50	129
Other Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	50	129
Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	506,127	586,784
Subtotal financial assets	561,681	657,268
Non-financial assets	206,775	177,309
Total	768,456	834,577
Trade And Other Receivables [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Receivables [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Receivables [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	55,554	70,484
Equity securities in public companies [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	35,108	47,343
Non-financial assets	0	0
Total	35,108	47,343
Equity securities in public companies [Member] | Investments In Financial Assets [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Equity securities in public companies [Member] | Investments In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Equity securities in public companies [Member] | Investments In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	35,108	47,343
Bonds 1 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	124,771	78,442
Non-financial assets	0	0
Total	124,771	78,442
Bonds 1 [Member] | Investments In Financial Assets [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Bonds 1 [Member] | Investments In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Bonds 1 [Member] | Investments In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	124,771	78,442
Mutual Funds [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	325,972	179,198
Non-financial assets	0	0
Total	325,972	179,198
Mutual Funds [Member] | Investments In Financial Assets [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Mutual Funds [Member] | Investments In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Mutual Funds [Member] | Investments In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	325,972	179,198
Short-term Bank In Deposits [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	190,499	77,026
Non-financial assets	0	0
Total	190,499	77,026
Short-term Bank In Deposits [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	190,499	77,026
Total Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	611,012	852,273
Subtotal financial assets	1,399,002	1,343,903
Non-financial assets	206,775	177,309
Total	1,605,777	1,521,212
Restricted Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	5,343
Subtotal financial assets	5,343
Non-financial assets	0
Total	5,343
Cash at bank and on hand [Member] | Cash And Cash Equivalents [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	93,966	257,985
Subtotal financial assets	93,966	257,985
Non-financial assets	0	0
Total	93,966	257,985
Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial Liabilities	299	539
Non-financial liabilities	0	0
Total	299	539
Financial liabilities at amortized cost (i)	0	0
Financial liabilities at fair value through profit or loss	$ 299	$ 539